(39) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING CASH FLOW
Profit before taxes	R$ (3,986,293)	R$ (2,939,977)	R$ (1,846,670)
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	1,681,053	1,594,064	1,529,052
Interest on debts, inflation adjustment and exchange rate changes	919,836	1,117,742	1,863,311
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES	6,978,359	5,919,953	5,506,768
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	331,754	311,347	730,178
Escrow deposits	130,725	22,926	(248,128)
Trade payables	889,002	(848,880)	565,945
Other taxes, fees and contributions	10,344	(59,102)	(261,194)
CASH FLOWS PROVIDED BY OPERATIONS	7,884,817	3,026,428	4,218,652
Interest paid on debts and debentures	(1,132,479)	(1,353,339)	(1,846,453)
Income tax and social contribution paid	(963,806)	(816,402)	(338,175)
NET CASH FROM OPERATING ACTIVITIES	5,788,530	856,686	2,034,024
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(188,994)	(275,986)	(685,856)
Purchases of intangible assets	(19,147)	(16,864)	(1,884,577)
Securities, pledges and restricted deposits	(1,184,804)	(554,669)	(93,933)
NET CASH USED IN INVESTING ACTIVITIES	(3,068,691)	(1,850,688)	(2,509,321)
FINANCING ACTIVITIES
Capital increase by noncontrolling interests	3,622,305	7,994	(122,791)
Dividends and interest on capital paid	534,061	322,163	336,934
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	(2,674,135)	(364,185)	(2,440,057)
NET INCREASE IN CASH AND CASH EQUIVALENTS	45,704	(1,358,187)	(2,915,354)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	1,891,457	3,249,642	6,164,997
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	1,937,163	1,891,457	3,249,642
Unconsolidated [Member]
OPERATING CASH FLOW
Profit before taxes	2,825,333	2,179,616	1,250,525
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES
Depreciation and amortization	273	201	217
Provision for tax, civil and labor risks	408	(117)	61
Interest on debts, inflation adjustment and exchange rate changes	(6,318)	2,932	61,520
Equity interests in subsidiaries, associates and joint ventures	(2,827,718)	(2,250,835)	(1,349,766)
ADJUSTMENT TO RECONCILE PROFIT TO CASH FROM OPERATING ACTIVITIES	(8,022)	(68,204)	(37,443)
DECREASE (INCREASE) IN OPERATING ASSETS AND LIABILITIES
Dividends and interest on capital received	1,295,427	596,100	1,172,336
Taxes recoverable	(5,388)	109,719	65,182
Escrow deposits	260	(25)	68
Other operating assets and liabilities	6,689	7,554	(16,792)
Trade payables	1,845	1,210	(2,116)
Tax, labor and civil suits paid	(542)	(259)	(466)
Other taxes, fees and contributions	19,815	4,541	263
CASH FLOWS PROVIDED BY OPERATIONS	1,310,084	650,636	1,181,032
Interest paid on debts and debentures		(4,235)	(71,844)
Income tax and social contribution paid	(21,388)	(80,234)	(47,438)
NET CASH FROM OPERATING ACTIVITIES	1,288,696	566,167	1,061,750
INVESTING ACTIVITIES
Capital increase in investees	(4,107,555)		(9,400)
Purchases of property, plant and equipment	(1,763)	(286)	(185)
Purchases of intangible assets	(15)	(42)	(51)
Advance for future capital increases	(14,160)	(82,415)	(383,340)
Securities, pledges and restricted deposits		(250)
Intercompany loan - granted	(424,371)	(80,512)	(72,199)
Intercompany loan - received	78,391	135,222
NET CASH USED IN INVESTING ACTIVITIES	(4,469,473)	(28,283)	(465,175)
FINANCING ACTIVITIES
Capital increase by noncontrolling interests	3,622,305
Repayment of principal of borrowings and debentures		(186,000)	(434,000)
Dividends and interest on capital paid	(486,984)	(279,101)	(220,966)
NET CASH GENERATED BY (USED IN) FINANCING ACTIVITIES	3,135,321	(465,101)	(654,966)
NET INCREASE IN CASH AND CASH EQUIVALENTS	(45,456)	72,783	(58,390)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	79,364	6,581	64,973
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	R$ 33,909	R$ 79,364	R$ 6,581